Trade payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Trade Payables

	As of December 31,
In thousands of USD	2022	2021	2020
in CHF	969	2,623	433
in USD	408	1,728	749
in EUR	416	3,981	8,260
in CAD	—	4	10
in GBP	10	259	38
Total	1,803	8,595	9,490